CONSOLIDATED BALANCE SHEETS [Parenthetical] $ in Thousands	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 € / shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2013 € / shares
Allowance for accounts receivable (in dollars) | $	$ 127		$ 144
Common stock, par value (in euro per share) | € / shares		€ 0.122		€ 0.122
Common stock, shares authorized	52,683,254		34,379,690
Common stock, shares issued	40,191,264		25,612,550
Common stock, shares outstanding	40,191,264		25,612,550